ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 133,584	$ 1,546,534
Acquisition Costs Impairment	1,139,623	147,078
Series Twenty [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Twenty One [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Twenty Two [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Twenty Three [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Twenty Four [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Twenty Five [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Twenty Six [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Twenty Seven [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	261,567
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Twenty Eight [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Twenty Nine [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Thirty [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Thirty One [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Thirty Two [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Thirty Three [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Thirty Four [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Thirty Five [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Thirty Six [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Thirty Seven [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Thirty Eight [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Thirty Nine [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Forty [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	0 years
Series Forty One [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	0	113,304
Remaining Life Acquisition Costs (Years)	0 years
Series Forty Two [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	69,160
Acquisition Costs Impairment	207,482	0
Remaining Life Acquisition Costs (Years)	0 years
Series Forty Three [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	133,584	66,792
Acquisition Costs Impairment	0	0
Remaining Life Acquisition Costs (Years)	3 years
Series Forty Four [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	1,131,199
Acquisition Costs Impairment	848,390	0
Remaining Life Acquisition Costs (Years)	0 years
Series Forty Five [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	17,816
Acquisition Costs Impairment	53,446	0
Remaining Life Acquisition Costs (Years)	0 years
Series Forty Six [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	$ 30,305	$ 33,774
Remaining Life Acquisition Costs (Years)	0 years